Operating Leases (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Leases [Abstract]
Operating leases incremental borrowing rate	8.00%
Lease costs	$ 73,621	$ 66,712